Supplement dated August 20, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2025 for the following  variable annuity policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company
Pacific Destinations O-Series	Pacific Destinations O-Series

The purpose of this supplement is to announce certain underlying fund and minimum guaranteed interest rate changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective June 30, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:
●	All references to the subadvisor name SSGA Funds Management will change to SSIM, defined as “State Street Investment Management,” Funds Management, Inc.

All other references in the prospectus to SSGA Funds Management will be SSIM Funds Management, Inc.

Effective September 1, 2025, the APPENDIX: FIXED OPTIONS AVAILABLE UNDER THE CONTRACT is amended to reflect a new Minimum Guaranteed Interest Rate for contracts issued on or after September 1, 2025:

Name	Term	Minimum Guaranteed Interest Rate
DCA Plus Fixed Option (unregistered fixed option)	6 months*	2.7%
DCA Plus Fixed Option (unregistered fixed option)	12 months*	2.7%

* 6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.

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